Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments.
Schedule of long term investments

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000

Equity investments accounted for using the measurement alternative	30,000	58,464
Equity investments accounted for using the equity method	11,442	12,423
Investments accounted for at fair value	—	66,470
Total	41,442	137,357